Board of Management and Supervisory Board Remuneration (Details 2) (Board of management stock option Plan [Member], EUR €)	12 Months Ended
Dec. 31, 2011
E. Meurice [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr. 13, 2011
Status	Conditional
Full control	No
Number of shares at grant date	88,732
Fair value at grant date	€ 28.29	[1]
Vesting date	Apr. 13, 2014
Number of shares at vesting date
E. Meurice [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 01, 2010
Status	Conditional
Full control	No
Number of shares at grant date	88,732
Fair value at grant date	€ 22.93	[1]
Vesting date	Feb. 01, 2013
Number of shares at vesting date
E. Meurice [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 02, 2009
Status	Conditional
Full control	No
Number of shares at grant date	57,002
Fair value at grant date	€ 13.05	[1]
Vesting date	Feb. 02, 2012
Number of shares at vesting date
E. Meurice [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 04, 2008
Status	Unconditional
Full control	No
Number of shares at grant date	57,002
Fair value at grant date	€ 18.18	[1]
Vesting date	Feb. 04, 2011
Number of shares at vesting date	48,859
E. Meurice [Member] | Performance Shares Four [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan. 17, 2007
Status	Unconditional
Full control	No
Number of shares at grant date	66,338
Fair value at grant date	€ 20.39	[1]
Vesting date	Jan. 17, 2010
Number of shares at vesting date	51,807
E. Meurice [Member] | Performance Shares Five [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan. 18, 2006
Status	Unconditional
Full control	Yes
Number of shares at grant date	72,136
Fair value at grant date	€ 17.90	[1]
Vesting date	Jan. 18, 2009
Number of shares at vesting date	72,136
P.T.F.M. Wennink [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr. 13, 2011
Status	Conditional
Full control	No
Number of shares at grant date	54,974
Fair value at grant date	€ 28.29	[1]
Vesting date	Apr. 13, 2014
Number of shares at vesting date
P.T.F.M. Wennink [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 01, 2010
Status	Conditional
Full control	No
Number of shares at grant date	54,974
Fair value at grant date	€ 22.93	[1]
Vesting date	Feb. 01, 2013
Number of shares at vesting date
P.T.F.M. Wennink [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 02, 2009
Status	Conditional
Full control	No
Number of shares at grant date	35,287
Fair value at grant date	€ 13.05	[1]
Vesting date	Feb. 02, 2012
Number of shares at vesting date
P.T.F.M. Wennink [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 04, 2008
Status	Unonditional
Full control	No
Number of shares at grant date	35,287
Fair value at grant date	€ 18.18	[1]
Vesting date	Feb. 04, 2011
Number of shares at vesting date	30,246
P.T.F.M. Wennink [Member] | Performance Shares Four [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan. 17, 2007
Status	Unconditional
Full control	No
Number of shares at grant date	41,111
Fair value at grant date	€ 20.39	[1]
Vesting date	Jan. 17, 2010
Number of shares at vesting date	32,106
P.T.F.M. Wennink [Member] | Performance Shares Five [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan. 18, 2006
Status	Unconditional
Full control	Yes
Number of shares at grant date	45,905
Fair value at grant date	€ 17.90	[1]
Vesting date	Jan. 18, 2009
Number of shares at vesting date	45,905
M.A. van den Brink [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr. 13, 2011
Status	Conditional
Full control	No
Number of shares at grant date	58,256
Fair value at grant date	€ 28.29	[1]
Vesting date	Apr. 13, 2014
Number of shares at vesting date
M.A. van den Brink [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 01, 2010
Status	Conditional
Full control	No
Number of shares at grant date	58,256
Fair value at grant date	€ 22.93	[1]
Vesting date	Feb. 01, 2013
Number of shares at vesting date
M.A. van den Brink [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 02, 2009
Status	Conditional
Full control	No
Number of shares at grant date	37,458
Fair value at grant date	€ 13.05	[1]
Vesting date	Feb. 02, 2012
Number of shares at vesting date
M.A. van den Brink [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 04, 2008
Status	Unconditional
Full control	No
Number of shares at grant date	37,458
Fair value at grant date	€ 18.18	[1]
Vesting date	Feb. 04, 2011
Number of shares at vesting date	32,107
M.A. van den Brink [Member] | Performance Shares Four [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan. 17, 2007
Status	Unconditional
Full control	No
Number of shares at grant date	42,980
Fair value at grant date	€ 20.39	[1]
Vesting date	Jan. 17, 2010
Number of shares at vesting date	33,565
M.A. van den Brink [Member] | Performance Shares Five [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan. 18, 2006
Status	Unconditional
Full control	Yes
Number of shares at grant date	48,241
Fair value at grant date	€ 17.90	[1]
Vesting date	Jan. 18, 2009
Number of shares at vesting date	48,241
F.J. van Hout [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr. 13, 2011	[2]
Status	Conditional	[2]
Full control	No	[2]
Number of shares at grant date	48,293	[2]
Fair value at grant date	€ 28.29	[1],[2]
Vesting date	Apr. 13, 2014	[2]
Number of shares at vesting date		[2]
F.J. van Hout [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 01, 2010	[2]
Status	Conditional	[2]
Full control	No	[2]
Number of shares at grant date	48,293	[2]
Fair value at grant date	€ 22.93	[1],[2]
Vesting date	Feb. 01, 2013	[2]
Number of shares at vesting date		[2]
F.J. van Hout [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 02, 2009	[2]
Status	Conditional	[2]
Full control	No	[2]
Number of shares at grant date	31,021	[2]
Fair value at grant date	€ 13.05	[1],[2]
Vesting date	Feb. 02, 2012	[2]
Number of shares at vesting date		[2]
F.J. van Hout [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jul. 18, 2008	[2]
Status	Unconditional	[2]
Full control	Yes	[2]
Number of shares at grant date	4,000	[2]
Fair value at grant date	€ 17.20	[1],[2]
Vesting date	Jul. 18, 2011	[2]
Number of shares at vesting date	4,000	[2]
F.J.M. Schneider Maunoury [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr. 13, 2011
Status	Conditional
Full control	No
Number of shares at grant date	46,886
Fair value at grant date	€ 28.29	[1]
Vesting date	Apr. 13, 2014
Number of shares at vesting date
F.J.M. Schneider Maunoury [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb. 01, 2010
Status	Conditional
Full control	No
Number of shares at grant date	46,886
Fair value at grant date	€ 22.93	[1]
Vesting date	Feb. 01, 2013
Number of shares at vesting date

[1]	The fair value of the shares as of the grant date.
[2]	The shares granted to Mr. Van Hout on and before October 17, 2008, relate to his pre-Board of Management period at ASML. No lock-up period is applicable for the shares granted to Mr. Van Hout in his pre-Board of Management period.